Summary of Significant Accounting Policies - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies - Schedule of Contract Balances (Details) [Line Items]
Short-term contract liabilities	$ 62	$ 109
Location, Statement of Financial Position, Balance [Axis]: rtb:DirectAdvertisingRevenueMember
Summary of Significant Accounting Policies - Schedule of Contract Balances (Details) [Line Items]
Short-term contract liabilities	13	0
Location, Statement of Financial Position, Balance [Axis]: rtb:NonadvertisingServiceRevenueMember
Summary of Significant Accounting Policies - Schedule of Contract Balances (Details) [Line Items]
Short-term contract liabilities	$ 49	$ 109